UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21054

          BlackRock Florida Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock Florida Municipal Bond Trust (BIE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—154.7%
			Florida—141.3%
AAA	$ 1,250		Bay Cnty., Sales Tax Rev., 5.125%, 9/01/32, AMBAC	09/12 @ 100	$1,303,750
A	1,000		Boynton Beach Multi-Fam., Clipper Cove Apts. Proj., 5.30%, 1/01/23, ACA	01/13 @ 100	1,024,830
Baa2	1,000	[3]	Capital Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 6/01/38	N/A	961,520
NR	1,650		Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	1,735,569
NR	1,055		Gateway Svcs. Cmnty. Dev. Dist. Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	1,064,073
AAA	2,100		Greater Orlando Aviation Auth., Orlando Arpt. Facs. Proj., Ser. A, 5.125%, 10/01/32, FSA	10/12 @ 100	2,179,989
A+	4,900		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	5,285,189
BBB+	1,810		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,884,970
AA	3,500		Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	3,770,165
			JEA,
Aa2	5,000	[3]	Elec. Sys. Rev., Ser. A, 5.50%, 10/01/07	N/A	5,199,950
AAA	5,425	[4]	Wtr. & Swr. Sys., Ser. A, 5.375%, 10/01/30, MBIA	04/07 @ 100	5,549,395
A1	3,000		Lakeland Hosp. Sys., Lakeland Regl. Hlth. Sys. Proj., 5.50%, 11/15/32	11/12 @ 101	3,157,500
NR	920		Madison Cnty. Rev. First Mtg. Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	900,275
BB+	1,500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	1,685,955
			Miami Dade Cnty.,
AAA	5,410		Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,237,700
AAA	5,500		Spec. Oblig. Rev., Ser. A, Zero Coupon, 10/01/26, MBIA	04/08 @ 37.301	1,807,410
AAA	10,000		Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/30, MBIA	04/08 @ 29.688	2,574,600
AAA	3,150		Mun. Loan Council, Ser. A, 5.125%, 5/01/32, MBIA	05/12 @ 101	3,286,804
			Orange Cnty. Hlth. Facs. Auth.,
NR	340		Hlth. Care Orlando Lutheran Proj., 5.375%, 7/01/20	07/15 @ 100	334,611
NR	305		Hlth. Care Orlando Lutheran Proj., 5.70%, 7/01/26	07/15 @ 100	304,915
A	5,000		Orlando Regl. Hlth. Care Proj., 5.75%, 12/01/32	12/12 @ 100	5,343,400
AAA	3,350		Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	3,486,311
AAA	3,105		Osceola Cnty. Tourist Dev., Tax Rev., Ser. A, 5.00%, 10/01/32, FGIC	10/12 @ 100	3,198,802
AAA	3,630		Palm Bay Util., Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,157,861
AAA	3,000		Palm Beach Cnty. Sch. Brd., COP, Ser. C, 5.00%, 8/01/27, FSA	08/12 @ 100	3,099,210
AAA	1,500	[3]	Port St. Lucie Util., 5.125%, 9/01/11, MBIA	N/A	1,617,570
AA-	2,000		So. Broward Hosp. Dist., 5.60%, 5/01/27	05/12 @ 101	2,121,660
NR	1,765		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	1,811,773
NR	2,780		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	2,907,936
NR5	1,575		Vlg. Cmnty. Dev. Dist. Assmt. Rev., No. 5, Spl. Assmt. Rev., Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,680,903
			Volusia Cnty Edl. Fac. Auth., Embry Riddle Aeronautical Proj.,
AA	1,250		5.20%, 10/15/26, RAA	10/13 @ 100	1,309,850
AA	1,610		5.20%, 10/15/33, RAA	10/13 @ 100	1,679,504

					74,663,950

			Multi-State—6.4%
Baa1	3,000	[6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,398,010

			Puerto Rico—7.0%
BBB+	920		Hwy. & Trans. Auth., 5.00%, 7/01/45	07/15 @ 100	904,388
A-	2,565	[3]	Pub. Bldgs. Auth. Gov’t. Facs., Ser. D, 5.25%, 7/01/12	N/A	2,790,309

					3,694,697

1

BlackRock Florida Municipal Bond Trust (BIE) (continued)

Description	Value

Total Long-Term Investments (cost $76,678,566)	$81,756,657

Total Investments —154.7% (cost $76,678,5667)	$81,756,657
Other assets in excess of liabilities—1.7%	891,539
Preferred shares at redemption value, including dividends payable—(56.4)%	(29,789,339)

Net Assets Applicable to Common Shareholders—100%	$52,858,857

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security, or a portion thereof, pledged as collateral with a value of $306,879 on 54 U.S. Treasury Note futures contracts expiring December 2005, 40 U.S. Treasury Note futures contracts expiring March 2006 and 35 U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $14,134,000, with an unrealized gain of $180,786.
[5]	Security is deemed to be of investment grade quality by the investor advisor.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2005, the Trust held 6.4% of its net assets, with a current market value of $3,398,010, in securities restricted as to resale.
[7]	Cost for Federal tax purposes is $76,637,025. The net unrealized appreciation on a tax basis is $5,119,632, consisting of $5,188,420 gross unrealized appreciation and $68,788 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Florida Municipal Bond Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006